Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities	As of September 30, 2025, the Company had net deferred tax assets before valuation allowance of $16,910. The following table presents the deferred tax assets and liabilities by source:
September 30,
2025
Deferred tax assets:
Net operating loss carryforwards	$16,910
Valuation allowance	(16,910)
Net deferred tax assets	$-